Segment Information (Tables)	9 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Summary of Segment Information	The following tables show segment information for the three and nine months ended September 30, 2023 and 2022:

	Container	Container	Container
Three Months Ended September 30, 2023	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$181,145	$10,600	$—	$—	$752	$192,497
Management fees - non-leasing from external customers	$—	$46	$474	$—	$—	$520
Inter-segment management fees	$—	$14,788	$2,600	$—	$(17,388)	$—
Trading container margin	$—	$—	$306	$—	$—	$306
Gain on sale of owned fleet containers, net	$5,197	$—	$—	$—	$—	$5,197
Depreciation	$75,158	$372	$—	$—	$(1,844)	$73,686
Container lessee default recovery, net	$1,108	$—	$—	$—	$—	$1,108
Interest expense	$43,545	$206	$—	$—	$—	$43,751
Segment income (loss) before income taxes	$43,137	$5,259	$2,448	$(2,589)	$2,514	$50,769
Income tax (expense) benefit	$(1,477)	$353	$—	$—	$—	$(1,124)
Total assets	$7,261,279	$178,118	$6,185	$4,779	$(143,870)	$7,306,491
Purchase of containers	$27,948	$—	$—	$—	$—	$27,948
Payments on container leaseback financing receivable	$—	$—	$—	$—	$—	$—

	Container	Container	Container
Nine Months Ended September 30, 2023	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$544,521	$32,832	$—	$—	$2,208	$579,561
Management fees - non-leasing from external customers	$—	$143	$1,831	$—	$—	$1,974
Inter-segment management fees	$—	$45,708	$9,838	$—	$(55,546)	$—
Trading container margin	$—	$—	$350	$—	$—	$350
Gain on sale of owned fleet containers, net	$22,448	$—	$—	$—	$—	$22,448
Depreciation	$220,460	$1,172	$—	$—	$(5,581)	$216,051
Container lessee default recovery, net	$1,057	$—	$—	$—	$—	$1,057
Interest expense	$127,410	$609	$—	$—	$—	$128,019
Segment income (loss) before income taxes	$140,846	$18,297	$9,600	$(6,411)	$6,155	$168,487
Income tax (expense) benefit	$(5,148)	$1,202	$—	$—	$—	$(3,946)
Total assets	$7,261,279	$178,118	$6,185	$4,779	$(143,870)	$7,306,491
Purchase of containers	$66,386	$-	$—	$—	$—	$66,386
Payments on container leaseback financing receivable	$96,005	$—	$—	$—	$—	$96,005

	Container	Container	Container
Three Months Ended September 30, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$191,926	$12,503	$—	$—	$723	$205,152
Management fees - non-leasing from external customers	$—	$53	$657	$—	$—	$710
Inter-segment management fees	$—	$16,875	$4,576	$—	$(21,451)	$—
Trading container margin	$—	$—	$457	$—	$—	$457
Gain on sale of owned fleet containers, net	$22,788	$—	$—	$—	$—	$22,788
Depreciation and amortization	$74,711	$432	$—	$—	$(1,905)	$73,238
Container lessee default expense, net	$963	$—	$—	$—	$—	$963
Interest expense	$41,027	$215	$—	$—	$—	$41,242
Unrealized loss on financial instruments, net	$—	$204	$—	$—	$—	$204
Segment income (loss) before income tax	$68,899	$8,357	$4,873	$(1,164)	$2,249	$83,214
Income tax (expense) benefit	$(1,930)	$84	$—	$—	$—	$(1,846)
Total assets	$7,731,085	$171,010	$10,364	$10,553	$(125,977)	$7,797,035
Purchase of containers and fixed assets	$55,191	$378	$—	$—	$—	$55,569
Payments on container leaseback financing receivable	$—	$—	$—	$—	$—	$—

	Container	Container	Container
Nine Months Ended September 30, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$566,994	$38,105	$—	$—	$2,003	$607,102
Management fees - non-leasing from external customers	$—	$172	$1,743	$—	$—	$1,915
Inter-segment management fees	$—	$59,932	$10,586	$—	$(70,518)	$-
Trading container margin	$—	$—	$1,766	$—	$—	$1,766
Gain on sale of owned fleet containers, net	$61,718	$—	$—	$—	$196	$61,914
Depreciation and amortization	$223,173	$1,237	$—	$—	$(5,722)	$218,688
Container lessee default expense, net	$1,518	$—	$—	$—	$—	$1,518
Interest expense	$113,506	$638	$—	$—	$—	$114,144
Unrealized loss on financial instruments, net	$—	$326	$—	$—	$—	$326
Segment income (loss) before income tax	$208,861	$33,220	$11,729	$(4,210)	$(1,467)	$248,133
Income tax (expense) benefit	$(5,541)	$9	$—	$—	$—	$(5,532)
Total assets	$7,731,085	$171,010	$10,364	$10,553	$(125,977)	$7,797,035
Purchase of containers and fixed assets	$248,143	$2,497	$—	$—	$—	$250,640
Payments on container leaseback financing receivable	$533,867	$—	$—	$—	$—	$533,867

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three and nine months ended September 30, 2023 and 2022 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Total lease rental income:
Europe	$93,489	$94,443	$279,723	$283,378
Asia	90,289	102,207	273,426	297,470
North / South America	8,520	8,481	25,757	25,756
Bermuda	—	—	—	—
All other international	199	21	655	498
	$192,497	$205,152	$579,561	$607,102
Management fees, non-leasing:
Europe	$290	$383	$1,139	$998
Bermuda	211	300	761	854
North / South America	12	20	52	37
Asia	—	—	—	—
All other international	7	7	22	26
	$520	$710	$1,974	$1,915

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three and nine months ended September 30, 2023 and 2022 based on the location of sale:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Trading container sales proceeds:
North / South America	$2,909	$2,901	$8,231	$8,525
Asia	1,139	2,602	3,986	8,574
Europe	276	288	922	1,702
Bermuda	—	—	—	—
All other international	—	—	—	—
	$4,324	$5,791	$13,139	$18,801
Gain on sale of owned fleet containers, net:
Asia	$3,294	$15,623	$13,866	$40,450
North / South America	1,174	5,241	6,372	11,942
Europe	729	1,924	2,210	9,522
Bermuda	—	—	—	—
All other international	—	—	—	—
	$5,197	$22,788	$22,448	$61,914